Consolidated Statements of Cash Flows - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Operating activities
Net loss	$ (17,887)	$ (165,678)	$ (33,209)
Items not affecting cash and other items:
Depreciation and amortization	9,067	12,636	12,736
Provision for loan losses	13,778	15,383	8,476
Credit facility interest expense	6,064	4,640	4,109
Debenture and other financing expense	3,518	3,225	3,841
Accretion related to debentures	958	1,249	1,252
Share of loss in investment accounted for using the equity method	8,267	78,832	278
Stock-based compensation expense	2,478	8,712	11,683
Revaluation (gain) loss	(9,628)	2,375	(15,671)
Impairment of goodwill	0	31,758	0
Other non-operating expense	3,408	7,509	1,954
Income tax recovery	(400)	(336)	(285)
Cash flows from (used in) operations before changes in working capital	19,623	305	(4,836)
Changes in:
Net issuance of loans receivable	(18,655)	(16,392)	(17,081)
Prepaid expenses, and other receivables and assets	(2,167)	(2,003)	(2,537)
Accounts payable, accruals and other	1,901	(805)	2,784
Restricted cash	(159)	(132)	(1,446)
Net investment in sub-lease	13	0	0
Cash (used in) provided by operating activities	556	(19,027)	(23,116)
Interest paid	(9,668)	(7,906)	(7,974)
Income taxes paid	(55)	(76)	0
Net cash used in operating activities	(9,167)	(27,009)	(31,090)
Investing activities
Investment in intangible assets	(3,206)	(7,482)	(7,503)
Cash invested in investment portfolio	0	(1,837)	(3,698)
Proceeds from sale of (investment in) digital assets	0	625	(1,250)
Proceeds from sale of investment	334	0	4,878
Purchases of property and equipment	(214)	(455)	(464)
Cash invested in investment using the equity method	0	0	(32,396)
Cash acquired upon acquisition of subsidiary	0	0	839
Net cash used in investing activities	(3,086)	(9,149)	(39,594)
Financing activities
Lease liabilities – principal payments	(571)	(668)	(660)
Repayments on debentures	(2,393)	(2,050)	(2,053)
Advances on credit facility	5,344	2,548	7,507
Repayments on credit facility	(2,119)	(1,351)	(168)
Proceeds from issuance of common shares, net	0	0	113,329
Repurchase of common shares	(1,122)	(1,627)	0
Proceeds from exercise of warrants	0	0	6,375
Proceeds from exercise of options	0	69	1,534
Net cash provided by (used in) financing activities	(861)	(3,079)	125,864
Effect of exchange rate fluctuations on cash and cash equivalents	(21)	743	463
Net (decrease) increase in cash and cash equivalent	(13,135)	(38,494)	55,643
Cash and cash equivalent, beginning of period	29,268	67,762	12,119
Cash and cash equivalent, end of period	$ 16,133	$ 29,268	$ 67,762